FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

4.    Fair Value of Assets and Liabilities

Assets and Liabilities Recorded at Fair Value

The Group does not have assets or liabilities measured at fair value on a non-recurring basis.

The fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition is as follows:

December 31, 2020	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	2,469,909	—	—	2,469,909
Restricted cash	237,239	—	—	237,239
Loans at fair value	—	—	192,156	192,156
Available-for-sale investments	73,990	60,000	41,525	175,515
Total Assets	2,781,138	60,000	233,681	3,074,819
Liabilities
Payable to investors at fair value (Note 1)	—	—	161,996	161,996
Total Liabilities	—	—	161,996	161,996

4.    Fair Value of Assets and Liabilities — continued

Assets and Liabilities Recorded at Fair Value — continued

December 31, 2021	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	2,864,543	—	—	2,864,543
Restricted cash	80,800	—	—	80,800
Loans at fair value	—	—	73,734	73,734
Available-for-sale investments	88,987	47,000	41,373	177,360
Total Assets	3,034,330	47,000	115,107	3,196,437
Liabilities
Payable to investors at fair value (Note 1)	—	—	93,109	93,109
Total Liabilities	—	—	93,109	93,109

Note 1: Among the payable to investors at fair value, RMB109,373 and RMB42,423 are recorded as amount due to related parties as of December 31, 2020 and 2021, respectively.

As the Group’s loans and related payable to investors do not trade in an active market with readily observable prices, the Group uses discounted cash flow methodology involving significant unobservable inputs to measure the fair value of these assets and liabilities, including discount rates, net cumulative expected loss rates, and cumulative prepayment rates. Financial instruments are categorized as Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Group did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2020 and 2021.

Significant Unobservable Inputs

		December 31, 2020	December 31, 2021
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans at fair value	Discount rates	12.0%-36.0%	28.9%-36.0%
	Net cumulative expected loss rates (1)	7.7%-31.7%	4.8%-31.5%
	Cumulative prepayment rates (2)	7.5%-27.0%	12.6%-27.3%
Payable to investors at fair value	Discount rates	6.8%-8.7%	7.1%-8.6%
(1)	Expressed as a percentage of the loan volume.
(2)	Expressed as a percentage of remaining principal of loans.

The above inputs in isolation can cause significant increases or decreases in fair value. Specifically, increases in the discount rate can significantly lower the fair value of loans; conversely a decrease in the discount rate can significantly increase the fair value of loans. The discount rate is determined based on the market rates.

4.    Fair Value of Assets and Liabilities — continued

Significant Unobservable Inputs — continued

Changes in fair value of loans and payable to investors are reported net as “Fair value adjustments related to the consolidated ABFE” in the consolidated statements of operations. The additional information about Level 3 loans and payable to investors measured at fair value on a recurring basis for the years ended December 31, 2020 and 2021 is as follows:

Loans At Fair
Value
RMB
Balance as of December 31, 2019	418,492
Origination of loans	153,750
Collection of principals	(193,916)
Change in fair value	(186,170)

Balance as of December 31, 2020	192,156

Changes in fair value related to balance outstanding as of December 31, 2020	(133,501)

Loans At Fair
Value
RMB
Balance as of December 31, 2020	192,156
Origination of loans	60,201
Collection of principals	(125,969)
Change in fair value	(52,654)

Balance as of December 31, 2021	73,734

Changes in fair value related to balance outstanding as of December 31, 2021	(14,168)

Payable to investors At
Fair Value
RMB
Balance as of December 31, 2019	—
Contribution from investors of the consolidated ABFE	174,000
Interest and penalties received	49,702
Deductible expenses associated with the consolidated ABFE operation	(4,650)
Principal and interest payments to investors of the consolidated ABFE	(14,874)
Changes in fair value	(42,182)
Amount due to related parties (Note 1)	(109,373)

Balance as of December 31, 2020	52,623

Changes in fair value related to balance outstanding as of December 31, 2020	(42,182)

4.    Fair Value of Assets and Liabilities — continued

Significant Unobservable Inputs — continued

Payable to investors At
Fair Value
RMB
Balance as of December 31, 2020	52,623
Contribution from investors of the consolidated ABFE	657
Interest and penalties received	36,760
Deductible expenses associated with the consolidated ABFE operation	(6,995)
Principal and interest payments to investors of the consolidated ABFE	(84,098)
Changes in fair value	(15,211)
Amount due to related parties (Note 1)	66,950

Balance as of December 31, 2021	50,686

Changes in fair value related to balance outstanding as of December 31, 2021	(15,211)

Note 1: Among the investors of the ABFE, RMB109,373 and RMB42,423 are recorded as amount due to related parties as of December 31, 2020 and 2021, respectively.

Financial Instruments Not Recorded at Fair Value

Financial instruments, including accounts receivable, other receivables, financing receivables, loans to third parties, prepaid expenses and other assets, held-to-maturity investments and amounts due from/to related parties, accounts payable, accrued expenses and other liabilities are not recorded at fair value. The fair values of these financial instruments are approximate their carrying value reported in the consolidated balance sheets due to the short-term nature of these assets and liabilities.